As filed with the Securities and Exchange Commission on October 28, 2024

File No. 333-146680

File No. 811-22132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 120	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 122	☒
(Check appropriate box or boxes)

ABRDN FUNDS

(Exact Name of Registrant as Specified in Charter)

1900 Market Street, Suite 200
Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 866-667-9231

Lucia Sitar, Esq.

c/o abrdn Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Thomas C. Bogle, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006-1110

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on November 28, 2024 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 120 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 122 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of abrdn Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 28, 2024, the effectiveness of the registration statement for the Registrant filed in Post-Effective Amendment No. 119 on August 15, 2024, pursuant to paragraph (a) of Rule 485 under the Securities Act, with respect to abrdn Focused U.S. Small Cap Equity Fund and abrdn Emerging Markets Dividend Fund only.

Post-Effective Amendment No. 119 was filed to register shares of abrdn Focused U.S. Small Cap Active ETF and abrdn Emerging Markets Dividend Active ETF, which will be acquiring funds in reorganizations involving abrdn Focused U.S. Small Cap Equity Fund and abrdn Emerging Markets Dividend Fund, respectively. For the avoidance of doubt, Post-Effective Amendment No. 119 was not filed for the purpose of registering shares of abrdn Focused U.S. Small Cap Equity Fund or abrdn Emerging Markets Dividend Fund. Therefore, the Registrant will delay the effectiveness of Post-Effective Amendment No. 119 only with respect to abrdn Focused U.S. Small Cap Equity Fund and abrdn Emerging Markets Dividend Fund until such Funds are liquidated in connection with their reorganizations into abrdn Focused U.S. Small Cap Active ETF and abrdn Emerging Markets Dividend Active ETF, respectively.

This Post-Effective Amendment No. 120 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 119 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 120 to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 28th day of October, 2024.

abrdn Funds
Registrant

By:	/s/ Alan Goodson
Alan Goodson
President of abrdn Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

	Name	Title	Date

	/s/ Alan Goodson	President and Chief Executive Officer	October 28, 2024
Alan Goodson

	/s/ Michael Marsico	Treasurer, Chief Financial Officer and Principal Accounting Officer	October 28, 2024
Michael Marsico

	/s/ P. Gerald Malone(1)	Chairman of the Board	October 28, 2024
P. Gerald Malone

	/s/ Warren C. Smith(1)	Trustee	October 28, 2024
Warren C. Smith

	/s/ Rahn K. Porter(1)	Trustee	October 28, 2024
Rahn K. Porter

	/s/ James O’Connor	Trustee	October 28, 2024
James O’Connor

	/s/ Radhika Ajmera(1)	Trustee	October 28, 2024
Radhika Ajmera

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

(1)   Pursuant to a power of attorney.